Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended				3 Months Ended		12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2004	Mar. 31, 2012 Parent [Member]	Mar. 31, 2011 Parent [Member]	Dec. 31, 2011 Parent [Member]	Dec. 31, 2010 Parent [Member]	Dec. 31, 2009 Parent [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Buildings [Member] Y	Dec. 31, 2011 Machinery And Equipment [Member] Y	Oct. 31, 2009 Interest Rate Swap [Member]	Dec. 31, 2011 Untreated Crosstie Sales [Member]	Dec. 31, 2010 Untreated Crosstie Sales [Member]	Dec. 31, 2009 Untreated Crosstie Sales [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Equity method investment, ownership percentage																			50.00%	20.00%
Revenue, Net	$ 380.9	$ 385.2	$ 401.0	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4		$ 0	$ 0	$ 0	$ 0	$ 0						$ 116.5	$ 106.4	$ 119.1
Estimated useful lives, minimum																					10	3
Estimated useful lives, maximum																					20	10
Swap was terminated which resulted in a gain																							1.6
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Cumulative translation adjustments for intercompany loans		(0.5)				7.2				(0.5)	7.2	12.7
Foreign currency transaction losses										0.5	2.3	1.9
Research and development costs										1.9	2.1	2.0
Percentage of LIFO inventory		59.00%				59.00%				59.00%	59.00%
Asset retirement costs related to closure										6.2
Prepaid expenses		9.9				7.6				9.9	7.6
Convertible Senior Secured Notes, interest rate swap agreement portion													50.0
Gain on termination, decrease in interest expense												$ 2.3
Period for payment of approval basis sale										30 years
Maximum maturity period for highly liquid investment										90 days